Leases (Schedule of maturity analysis of lease obligations) (Details)	Oct. 31, 2024 USD ($)
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted principal amount of contractual lease obligations	$ 12,873